FAIR VALUE MEASUREMENT - Financial assets and liabilities that were measured at fair value, on a recurring basis (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Feb. 01, 2021	Dec. 31, 2020
Liabilities, Fair Value Disclosure [Abstract]
Undiscounted maximum payment under earn-out consideration represents arrangements	$ 2,700	$ 2,700	$ 2,700
Warrants outstanding (in shares)	13,568,543
Private Placement Warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrants outstanding (in shares)	232,500			675,000
Fair Value, Recurring
Liabilities, Fair Value Disclosure [Abstract]
Earn-out consideration	$ 523		597		$ 332
Fair Value, Recurring | Private Warrants
Liabilities, Fair Value Disclosure [Abstract]
Earn-out consideration	502
Fair Value, Recurring | LBF Travel Inc
Liabilities, Fair Value Disclosure [Abstract]
Earn-out consideration	21		597
Fair Value, Recurring | Level 1
Liabilities, Fair Value Disclosure [Abstract]
Earn-out consideration	0
Fair Value, Recurring | Level 1 | Private Warrants
Liabilities, Fair Value Disclosure [Abstract]
Earn-out consideration	0
Fair Value, Recurring | Level 1 | LBF Travel Inc
Liabilities, Fair Value Disclosure [Abstract]
Earn-out consideration	0		0
Fair Value, Recurring | Level 2
Liabilities, Fair Value Disclosure [Abstract]
Earn-out consideration	0
Fair Value, Recurring | Level 2 | Private Warrants
Liabilities, Fair Value Disclosure [Abstract]
Earn-out consideration	0
Fair Value, Recurring | Level 2 | LBF Travel Inc
Liabilities, Fair Value Disclosure [Abstract]
Earn-out consideration	0		0
Fair Value, Recurring | Level 3
Liabilities, Fair Value Disclosure [Abstract]
Earn-out consideration	523		597		$ 332
Fair Value, Recurring | Level 3 | Private Warrants
Liabilities, Fair Value Disclosure [Abstract]
Earn-out consideration	502
Fair Value, Recurring | Level 3 | LBF Travel Inc
Liabilities, Fair Value Disclosure [Abstract]
Earn-out consideration	$ 21		$ 597